PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of prepaid expenses and other current assets

	As of December 31,
	2013	2014
Other current assets	$—	$253
Initial public offering costs	—	233
Employee advances	21	33
Prepaid expenses	33	8
Prepaid development costs	656	—

Prepaid expenses and other current assets	$710	$527